JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,558,762		R$ 1,505,103
Civil	1,379,698		836,043
Labor	117,825		180,443
Regulatory	303,274		283,933
Total	3,359,559		2,805,522
Garnishments	23,428		25,656
Total	3,382,987		2,831,178
Current	592,369		106,963
Non-current	2,790,618		R$ 2,724,215
Judicial deposit related to an acquisition	R$ 522,297	R$ 515,565